Credit Risk - Summary of Country Risk Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Risk exposures	£ 310,155	£ 305,464
Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	32,100	33,000
Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	9,300	13,800
Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	26,000	31,300
Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	204,500	194,300
Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	40,000	41,100
Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	14,600	19,700
Eurozone Countries [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	7,600	12,700
Eurozone Countries [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	300
Eurozone Countries [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,200	1,000
Eurozone Countries [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,400	1,600
Eurozone Countries [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,900	1,100
Eurozone Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,400	2,800
Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	400	300
Eurozone Countries [member] | Governments [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Governments [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300	300
Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Government Guaranteed [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,000	3,800
Eurozone Countries [member] | Banks [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Banks [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	600	1,000
Eurozone Countries [member] | Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,300	1,600
Eurozone Countries [member] | Banks [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,000	1,200
Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	10,900	13,700
Eurozone Countries [member] | Other Financial Institutions [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	7,500	12,300
Eurozone Countries [member] | Other Financial Institutions [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	100
Eurozone Countries [member] | Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | Other Financial Institutions [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500
Eurozone Countries [member] | Other Financial Institutions [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Other Financial Institutions [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,700	900
Eurozone Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	200
Eurozone Countries [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Retail [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300	1,900
Eurozone Countries [member] | Corporate counterparty [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	400
Eurozone Countries [member] | Corporate counterparty [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
Eurozone Countries [member] | Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Corporate counterparty [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
Eurozone Countries [member] | Corporate counterparty [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100
Eurozone Countries [member] | Corporate counterparty [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	200
Eurozone Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	1,100
All Other Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,600	3,400
All Other Countries [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	289,100	278,900
All Other Countries [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,300	4,300
All Other Countries [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,800	6,400
All Other Countries [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	100
All Other Countries [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500	700
All Other Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200	100
All Other Countries [member] | Governments [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	28,300	27,700
All Other Countries [member] | Governments [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,000	1,100
All Other Countries [member] | Governments [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,200	3,800
All Other Countries [member] | Governments [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Governments [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Government Guaranteed [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500	1,900
All Other Countries [member] | Banks [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,100	3,800
All Other Countries [member] | Banks [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,100	1,500
All Other Countries [member] | Banks [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,600	2,600
All Other Countries [member] | Banks [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Banks [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	200
All Other Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100	400
All Other Countries [member] | Other Financial Institutions [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	15,000	15,700
All Other Countries [member] | Other Financial Institutions [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	1,500
All Other Countries [member] | Other Financial Institutions [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Other Financial Institutions [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Other Financial Institutions [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	204,500	194,300
All Other Countries [member] | Retail [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Retail [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	800	1,000
All Other Countries [member] | Corporate counterparty [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	38,200	37,400
All Other Countries [member] | Corporate counterparty [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200	200
All Other Countries [member] | Corporate counterparty [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Other Countries [member] | Corporate counterparty [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0	100
All Other Countries [member] | Corporate counterparty [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500	500
All Countries Excluding Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	297,300	293,800
All Countries Excluding Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	31,700	32,700
All Countries Excluding Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0
All Countries Excluding Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	6,300	10,000
All Countries Excluding Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	15,100	17,600
All Countries Excluding Eurozone Countries [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	204,500	194,300
All Countries Excluding Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 39,700	£ 39,200